Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts Receivable

	Notes	March 31, 2025	March 31, 2024
		$	$
Trade receivables, net (1)	25(a)	35,018	40,542
Sales taxes receivable		3,087	1,511
Lease receivable	25(a)	1,585	2,460
Other receivables, net (1)		2,780	898
		42,470	45,411
(1)    Refer to (Note 25(a)) for credit risk loss provisions.